Commitments and Contingencies (Details) - Schedule of company’s commitment for minimum lease payment - Mar. 31, 2023	HKD ($)	USD ($)
Schedule of Company’s Commitment for Minimum Lease Payment [Abstract]
2024	$ 279,422	$ 35,596
2025
Total future lease payments	279,422	35,596
Amount representing interest	(6,861)	(874)
Present value of future payments	$ 272,561	$ 34,722